Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value
Common stock, shares authorized	1,001,830,627	297,527,214
Common stock, shares issued	587,252,904	251,346,385
Common stock, shares outstanding	587,252,904	251,346,385